Retirement Benefit Plans - Components of Net Pension Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US [Member]
Defined Benefit Plan Net Periodic Benefit Cost [Abstract]
Service cost	$ 0.9	$ 0.7	$ 7.1
Interest cost	10.5	13.9	16.2
Expected return on plan assets	(29.8)	(32.9)	(32.4)
Curtailment gain			(7.2)
Settlements	6.4	0.5	0.8
Amortization of prior service cost	0.3	0.3	(3.4)
Amortization of unrecognized actuarial loss	8.6	7.2	19.3
Net periodic benefit (income) expense	(3.1)	(10.3)	0.4
Foreign Plan [Member]
Defined Benefit Plan Net Periodic Benefit Cost [Abstract]
Service cost	24.7	24.7	19.0
Interest cost	4.9	5.4	9.0
Expected return on plan assets	(15.6)	(13.3)	(13.4)
Settlements	0.5	(0.5)
Amortization of prior service cost	(4.3)	(4.2)	(3.9)
Amortization of unrecognized actuarial loss	2.5	1.3	2.5
Net periodic benefit (income) expense	$ 12.7	$ 13.4	$ 13.2